LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
LOSS PER SHARE
LOSS PER SHARE

	Years ended December 31,
	2019	2018
Numerator
Net loss from continuing operations attributable to equity holders of IAMGOLD	$(373.3)	$(31.4)
Net earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD	$(39.3)	$3.2
Net loss attributable to equity holders of IAMGOLD	$(412.6)	$(28.2)
Denominator (in millions)
Weighted average number of common shares (basic)	468.0	466.5
Basic and diluted loss from continuing operations attributable to equity holders of IAMGOLD per share ($/share)	$(0.80)	$(0.07)
Basic and diluted earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD per share ($/share)	$(0.08)	$0.01
Basic and diluted loss attributable to equity holders of IAMGOLD ($/share)	$(0.88)	$(0.06)
Due to a net loss from continuing operations attributable to equity holders of IAMGOLD for the years ended December 31, 2019 and December 31, 2018, share options and restricted share units were anti-dilutive.
Equity instruments excluded from the computation of diluted loss per share, which could be dilutive in the future, were as follows:

		Years ended December 31,
(in millions)	Notes	2019	2018
Share options	28(a)	7.5	7.1
Full value awards	28(b)	5.3	5.2
Contingently issuable shares	25	—	1.0
		12.8	13.3